INVESTMENT IN AN AFFILIATED COMPANY (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts charged - cost of revenues	$ 54,294	$ 64,145	$ 66,138
Mail Vision Affiliated Company [Member]
Amounts charged - cost of revenues	$ 1,414	$ 2,164	$ 417